SCHEDULE 1 - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net (loss)/income	$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	4,228	29,356	101	0
Comprehensive (loss)/income	165,023	1,145,754	275,440	(27,708)
Other comprehensive income, tax		0	0	0
YIRENDAI LTD
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net (loss)/income	160,795	1,116,398	275,339	(27,708)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	4,228	29,356	101
Comprehensive (loss)/income	$ 165,023	1,145,754	275,440	(27,708)
Other comprehensive income, tax		¥ 0	¥ 0	¥ 0